Employment Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Average Number of Employees

The average number of employees is as follows:

	Year ended 31 December
	2017	2016	2015
Europe Heavyside	24,401	24,551	18,131
Europe Lightside	7,272	7,084	7,360
Europe Distribution	11,036	10,971	11,392
Europe	42,709	42,606	36,883

Americas Materials	24,077	22,650	20,125
Americas Products	17,146	16,259	16,712
Americas	41,223	38,909	36,837

Asia	1,431	1,374	466

Total Group	85,363	82,889	74,186

Summary of Employment Costs

Employment costs charged in the Consolidated Income Statement are analysed as follows:

	2017 €m	2016 €m	2015 €m
Wages and salaries	3,997	3,915	3,474
Social welfare costs	465	454	401
Other employment-related costs*	546	531	505
Share-based payment expense (note 8)	60	44	26
Total retirement benefits expense (note 28)	236	307	281
Total	5,304	5,251	4,687

Total charge analysed between:
Cost of sales	2,869	2,725	2,446
Operating costs	2,424	2,514	2,224
Finance costs (net) - applicable to retirement benefit obligations (note 9)	11	12	17
Total	5,304	5,251	4,687

* Other employment costs relate principally to redundancy, severance and healthcare costs.